Note 18 - Commitments	12 Months Ended
Nov. 30, 2025
Statement Line Items [Line Items]
Disclosure of commitments [text block]
18.	Commitments

Boa Vista Joint Venture Project

On July 1, 2025, Cabral Resources Limited, the Company's wholly-owned subsidiary ("Cabral"), and the Company's joint venture partner, Majestic D&M Holdings LLC ("Majestic"), entered into a binding term sheet for an earn-in agreement (the "Earn-In Agreement") with Australian Mines Limited, pursuant to which, among other things, Cabral and Majestic granted AUZ the right to acquire up to an 80% interest in the Company's Boa Vista Gold Project ("Boa Vista Project"), located in the Tapajós Gold Province, Pará State, Brazil.

Upon execution of the Earn-In Agreement, AUZ made an initial cash payment of $55 to Cabral for the purpose of satisfying the annual option renewal costs.

Under the terms of the Earn-In Agreement, AUZ may acquire 51% of the project by, among other things, incurring minimum exploration expenditures of $4,117 (AU$4.5 million) on or before August 28, 2028, making three annual cash payments to the Company of $0.25 million each during such period and issuing to the Company and Cabral

$915 (AU$1 million) of AUZ shares based on the volume weighted average volume of such shares for the 20-days preceding the applicable notice of exercise of such option. The Company is to receive 84.05% of such consideration in accordance with its proportionate interest in the project.

AUZ may earn an additional 19% interest in the project after exercising its initial option by incurring minimum annual expenditures of AU$1 million on the project and completing a feasibility study demonstrating at least 250,000 ounces of mineral reserves within three years of exercising its initial option. Within 90 days of exercise of such additional option, AUZ may earn an additional 10% interest in the project by either (at the Company's option) providing certain anti-dilution rights and making a payment to the Company of the greater of $4,575 (AU$5 million) and an amount based on the value of the then-current mineral resource at the project, with measured, indicated and inferred resources valued at AU$20, AU$15 and AU$2.50 per ounce (less 300,000 ounces in the case of inferred resources.

The rights to the Boa Vista Project are 100% held by Golden Tapajós Mineração Ltda. ("GT"), a Brazil limited company owned and operated by Boa Vista Gold Inc. ("BVG"), a joint venture company owned 84.05% by Cabral and 15.95% by Majestic.

On August 28, 2025, in consideration for granting the earn-in right, AUZ issued $898 (AU$1.0 million) in AUZ Shares, calculated based on a deemed issue price per AUZ Share equal to AU$0.01, being the twenty-day volume-weighted average price ("VWAP") for AUZ Shares immediately prior to the date of execution of the Earn-In Agreement, to Cabral and Majestic on a pro rata basis in proportion to their respective shareholding in BVG. The Company received 84,429,563 shares of AUZ, with a fair value of $607 (AU$0.675 million), completing all conditions precedent to the Earn-In Agreement.

If the option is exercised in full, the Company will retain a 20% interest in the Boa Vista Project at such time.

Surubim Project

Altoro Agreement– Surubim Property

Pursuant to an option agreement between the Company's subsidiary and Altoro Mineração Ltda. dated November 5, 2010, as amended on December 3, 2010 and December 14, 2012, the Company's subsidiary was granted the option to acquire certain exploration licenses for aggregate consideration of US$850,000. Pursuant to this agreement, a cash payment of US$650,000 is payable upon the National Mining Agency (Agência Nacional de Mineração or ANM) granting a mining concession over certain exploration concessions.

La Mina Project

The La Mina Gold-Copper Project hosts the La Mina concession contract and the contiguous La Garrucha concession contract. In December 2023, the Company received the fully executed resolution from the mining authority approving the integration of both concession contracts into a single concession. Surface rights over a portion of the La Garrucha concession contract are subject to a surface rights lease agreement and an option agreement. The Company completed the terms of the agreement required to lease the surface rights over a portion of the La Garrucha concession contract in December 2022.

In addition, pursuant to an option agreement entered into by the Company's subsidiary on November 18, 2016, amended April 4, 2017, November 5, 2018, July 10, 2020, September 27, 2022, May 10, 2024, September 13, 2024 and October 9, 2025, the Company's subsidiary can acquire surface rights over a portion of the La Garrucha concession by making a final payment of US$100,000 on or before March 31, 2026.

The following table summarizes the Company's contractual obligations (excluding commitments for long-term leases disclosed as lease liabilities) as at November 30, 2025, including payments due for each of the next five years and thereafter.

	Amount ($)
Due within 1 year	262
1 – 3 years	163
3 – 5 years	-
More than 5 years	-
Total	425	(1)

(1) Includes $20 related to low value assets, $154 related to short-term leases and $251 related to non-lease components of leases on the date of inception of each lease agreement.

The Company's commitments related to long-term leases at the date of initial application, that do not relate to low value assets or non-lease components of operating leases, are disclosed as lease liabilities.